SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2017
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE U. SUBSEQUENT EVENTS

On January 30, 2018, the company announced that the Board of Directors approved a quarterly dividend of $1.50 per common share. The dividend is payable March 10, 2018 to shareholders of record on February 9, 2018.

On February 6, 2018, IBM Credit LLC issued $2.0 billion in bonds as follows: $450 million of 3-year floating-rate bonds priced at LIBOR plus 16 basis points, $800 million of 3-year fixed-rate bonds with a 2.65 percent coupon and $750 million of 5-year fixed-rate bonds with a 3.0 percent coupon.